LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2020
LAND USE RIGHT, NET
Schedule of Land Use Right

	December 31
	2019	2020
	RMB’000	RMB’000	US$’000

Land use right	34,057	34,057	5,219
Less: accumulated amortization	(2,591)	(3,296)	(505)

	31,466	30,761	4,714